STOCKHOLDERS EQUITY (Details Narrative) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 04, 2014	May 21, 2014
Common Stock, Shares Authorized	500,000,000	500,000,000
Preferred Stock, Shares Authorized	40,000,000	40,000,000
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Issued	0	0
Series A Preferred Stock, Shares Designated	10,000,000
Series A Preferred Stock, Issued	2,500	2,500
Series A Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Series B Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Series B Preferred Stock, Shares Designated	5,000,000	5,000,000
Series B Preferred Stock, Issued	84,000	0
Common Stock, Issued	15,246,734	223,455
Common Stock, Par Value or Stated Value Per Share	$ 0.0001	$ 0.0001
Treasury stock, balance	$ 1,338	$ 1,338
Common Stock, Shares Issued for Services, Value		1,042,620
Common Stock Payable 1
Common Stock, cash proceeds	4,500
Common Stock, Issued	1,800
Common Stock, Par Value or Stated Value Per Share	$ 2.50
Common Stock Payable 2
Common Stock, cash proceeds	7,000
Common Stock, Issued	6,075
Common Stock, Par Value or Stated Value Per Share	$ 1.15
Common Stock Payable 3
Common Stock, cash proceeds	2,062,720
Common Stock, Issued	2,063,450
Common Stock, Par Value or Stated Value Per Share	$ 1.00
Common Stock Payable 4
Common Stock, cash proceeds	90,000
Common Stock, Issued	100,000
Common Stock, Par Value or Stated Value Per Share	$ 0.90
Common Stock Payable 5
Common Stock, cash proceeds	5,000
Common Stock, Issued	5,805
Common Stock, Par Value or Stated Value Per Share	$ 0.87
Common Stock Payable 6
Common Stock, cash proceeds	210,000
Common Stock, Issued	298,750
Common Stock, Par Value or Stated Value Per Share	$ 0.70
Common Stock Payable 7
Common Stock, cash proceeds	10,000
Common Stock, Issued	15,000
Common Stock, Par Value or Stated Value Per Share	$ 0.67
Common Stock Payable 8
Common Stock, cash proceeds	833,500
Common Stock, Issued	1,668,000
Common Stock, Par Value or Stated Value Per Share	$ 0.50
Share Sub Agmts
Common Stock, shares issued	376,887
Allowance on subscription receivable	343,230
Common Stock Payable Unissued | Issuance 1
Common Stock, cash proceeds	515,030
Common Stock, Issued	515,030
Common Stock, Par Value or Stated Value Per Share	$ 1.00
Anti-Dilution Protection
Common Stock, shares issued	405,212
Series B Anti-Dilution Protection
Common Stock, Issuable	13,501,117	0
Common Stock Payable 9
Common Stock, cash proceeds	40,000
Common Stock, Issued	90,000
Common Stock, Par Value or Stated Value Per Share	$ 0.44
Common Stock Payable 10
Common Stock, cash proceeds	163,000
Common Stock, Issued	400,000
Common Stock, Par Value or Stated Value Per Share	$ 0.41
Common Stock Payable 11
Common Stock, cash proceeds	5,000
Common Stock, Issued	15,000
Common Stock, Par Value or Stated Value Per Share	$ 0.33
Common Stock Payable 12
Common Stock, cash proceeds	1,415,000
Common Stock, Issued	9,400,000
Common Stock, Par Value or Stated Value Per Share	$ 0.15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Domain]
Common Stock, Par Value or Stated Value Per Share			$ 9.50	$ 10.00
Common Stock, Shares Issued for Services			100,000	2,000
Common Stock, Shares Issued for Services, Value			$ 950,000	$ 20,000